Revenue from Contracts with Customers - Schedule of Revenue from the Following Collaboration Agreements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue from the Following Collaboration Agreements [Abstract]
Redeban S.A.	$ 5,645	$ 4,010	$ 3,656
Éxito Media	3,091	2,907	1,153
Alianza Sura	1,343	481	3,588
Compañía de Financiamiento Tuya S.A.	1,234
Moviired S.A.S.	20	115	40
Total collaboration agreement	$ 11,333	$ 7,513	$ 8,437